RELATED PARTY TRANSACTIONS (Details)	6 Months Ended
Jun. 30, 2026
P S M Z J K [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An equity investee of the Zhongjinke Shenzhen
Zhong Jin Ke Fastener C O [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by Jieke Zhu
Shenzhen Qianhaishi Micro Science Co [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by Kai Huang
Ning Ding [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief Executive Officer and a Director of the Company
Kai Huang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A Director of the Company and Former Chief Financial Officer
Kai Ding [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company
Dongxin Zhou [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company
Jieke Zhu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company
Minghui Zhu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Father of Jieke Zhu
Huiming Liu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company
Chaoyong Xu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company
Qianrui Ding [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Daughter of Ning Ding
Baozhen Zhu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Wife of Ning Ding
Meigui Zeng [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Wife of Huiming Liu
D N R T E C H N O L O G Y C O L T D [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company
N E W M I C R O H O L D I N G L I M I T E D [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company
J I N S H A N I N T E R N A T I O N A L I N V E S T M E N T C O L T D [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company
K K D H O L D I N G L I M I T E D [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company
V I M I S C I H O L D I N G L I M I T E D [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company